Other Income Net - Summary of Other Income Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Disclosure Of Other Income Expense [Abstract]
Recovery insurance	$ (20,539)		$ (2,903)		$ (200,884)
Bargain purchase gain					(189,744)
Other services provided by DCA					(30,418)
Sale of fixed assets	(5,070)		(4,493)		(5,672)
Cancellation of non-exigible liabilities and provisions	(87,755)
Other income	(18,198)		(11,021)		(14,150)
Total other income	(131,562)		(18,417)		(440,868)
Repair of damaged by natural disasters	6,514				176,073
Loss on sale of assets	17,684		5,566		4,310
Donation	20,066
Other expenses	3,377		12,556		5,873
Total other expenses	47,641	$ 54,198	18,122	$ 55,723	186,256	$ 36,616
Other income – Net	$ (83,921)		$ (295)		$ (254,612)